TEP FUND, INC. PRIVACY STATEMENT
                        --------------------------------

Privacy Policy

The following describes how Tep Fund, Inc. handles your personal information, and what steps we take to protect your privacy. We do not use your personal information for marketing purposes. We keep it strictly confidential. The only outside party who receives your personal information is the Registrar & Transfer Corp., our transfer agent. They require this information in order to maintain our registry of ownership, pay dividends, and any other stockholders mailings. A copy of their privacy agreement is attached. The personal information we have about you is as follows- name, address, social security number; number of Tep Fund, Inc. shares owned and certificate numbers. The information is obtained by Registrar & Transfer Co., when your stock is registered.

Sharing Information

In the course of conducting business, we may disclose some or all of the previously described information about you to other businesses including nonaffiliated third parties, as allowed by law, for the purpose of

     o    Providing customer service or account maintenance:
     o In response to a subpoena, to prevent fraud, or to comply with an inquiry by a government agency or regulator
     o We restrict access to your information to persons who send our reports and dividends to you.

                         REGISTRAR AND TRANSFER COMPANY

                                 PRIVACY POLICY

     Registrar and Transfer Company (R&T) acknowledges that all information and documents disclosed by its clients to R&T or which come to R&T's attention during the course of its performance of services as transfer agent for the clients constitute valuable assets of and are proprietary to the client. R&T also acknowledges that clients a responsibility to their shareholders to keep the shareholder records axed related information confidential and proprietary.

     It is R&T's policy not to disclose, either directly or indirectly, to any person, firm or corporation information of any kind, nature or description information received as a result of our transfer agency agreement with our clients unless otherwise ordered by the appropriate regulatory agency or under court order.

                                 TEP FUND, INC.

                                  ANNUAL REPORT

                                NOVEMBER 30, 2002

                                  TEP FUND INC.
                       1675 BROADWAY-16TH FL. @ TOCQUEVILLE
                              NEW YORK, N.Y. 10019
                                  212-698-0835

                                                                January 22, 2003

To Our Shareholders,

     We are pleased to enclose a semi-annual dividend payment of $0.45 per share to stockholders of record as of December 20, 2002. We also enclose our November 30, 2002 report to shareholders.

     Dividends paid for the year ending November 30, 2002 were $.89. This was a decrease of $.06 from the $.95 of the previous year. There were two primary reasons for this reduction. Gains arising from redemptions of bonds totalled $2,094 in the 2002 year whereas they were $13,779 in 2001. The second contributing factor was the decrease in interest income from $643,527 in 2001 to $620,415 in 2002. There was a continuing redemption of coupon bonds carrying higher interest rates than those currently available. Based on current projections interest income will decrease again in the year ending November 30, 2003 for the same reason. The company continues its policy of laddering maturities of bonds. Therefore, each year there are generally some bonds facing redemption. As a consequence in a declining interest rate environment, the interest income of Tep Fund, Inc will decline. The opposite is true if interest rates should increase.

     The net asset value per share increased from $19.49 at November 30, 2001 to $19.57 at November 30, 2002. This was due to the decrease in interest rates and the consequent increase in the value of the bonds in the portfolio.

     The management of Tep Fund continues its policy of investing in only high quality municipal bonds, diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely,


                                        /s/ Stephen Tabb
                                        -----------------------
                                        Stephen Tabb, President

                   PERCENTAGE OF 2002 INTEREST INCOME BY STATE

--------------------------------------------------------------------------------
California                3.1%               New York                22.60%

Florida                 12.01%               Ohio                     6.69%

Hawaii                   1.97%               Pennsylvania             4.13%

Illinois                 3.65%               Rhode Island             0.52%

Indiana                  1.39%               South Carolina           1.48%

Iowa                     0.70%               Texas                    8.60%

Louisiana                4.41%               Utah                     2.85%

Massachusetts            5.35%               Washington               3.34%

Michigan                 2.26%               Wisconsin                4.36%

Missouri                 0.80%               Wyoming                  2.10%
                                                                      -----
Nevada                   2.13%

New Hampshire            1.24%

New Jersey               4.33%               TOTAL                     100%
                                                                      -----
--------------------------------------------------------------------------------

                                                            PUSTORINO,     PP&C
                                                               PUGLISI    [LOGO]
                                                             & CO.,LLP
                                          CERTIFIED PUBLIC ACCOUNTANTS
                                                    515 MADISON AVENUE
                                              NEW YORK, NEW YORK 10022
                                     (212) 832.1110 FAX (212) 755.6748

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10019

We have audited the accompanying statements of assets and liabilities of Tep Fund, Inc., as of November 30, 2002 and 2001, including the portfolio of investments in tax-exempt securities as of November 30, 2002, and the related statements of operations and changes in net assets for each of the two years then ended, and the supplementary per share data for the years ended November 30, 2002, 2001, 2000, 1999 and 1998. These financial statements and per share data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc. as of November 30, 2002 and 2001, the results of its operations and changes in its net assets for each of the years then ended, and the selected per share data for the years ended November 30, 2002, 2001, 2000, 1999 and 1998 in conformity with accounting principles generally accepted in the United States of America.


/s/ PUSTORINO, PUGLISI & CO., LLP

PUSTORINO, PUGLISI & CO., LLP
New York, New York
January 7, 2003

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF ASSETS AND LIABILITIES
                           NOVEMBER 30, 2002 AND 2001

                                                        2002           2001
                                                    ------------   ------------

          ASSETS
          ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL
    BONDS
    (SCHEDULE AND NOTE 1)                           $ 11,917,785   $ 11,492,952

CASH & MONEY MARKET ACCOUNTS                             202,653        571,600

ACCRUED INTEREST RECEIVABLE                              175,476        178,602

PREPAID INSURANCE                                          1,500          1,200
                                                    ------------   ------------

          TOTAL ASSETS                                12,297,414     12,244,354

          LESS LIABILITIES
          ----------------

ACCRUED EXPENSES                                          12,753         14,576
                                                    ------------   ------------

NET ASSETS                                            12,284,661     12,229,778
                                                    ============   ============

          ANALYSIS OF NET ASSETS
          ----------------------

NET CAPITAL PAID IN ON SHARES OF STOCK                11,319,262     11,319,262
DISTRIBUTABLE EARNINGS                                   330,127        340,396
UNDISTRIBUTED UNREALIZED APPRECIATION                    635,272        570,120
                                                    ------------   ------------
NET ASSETS ($19.57 AND $19.49 PER SHARE ON
    627,459 SHARES OUTSTANDING)                     $ 12,284,661   $ 12,229,778
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 2002 AND 2001

                                                        2002           2001
                                                    ------------   ------------

INVESTMENT INCOME:
    TAX-EXEMPT INTEREST (NOTE 1)                    $    620,415   $    643,527
                                                    ------------   ------------

EXPENSES:
    CUSTODIAN FEES                                         6,000          6,000
    DIRECTORS' FEES                                        6,000          6,000
    LEGAL FEES                                               600            701
    ACCOUNTING FEES                                       10,750         10,807
    REGISTRAR & TRANSFER                                   5,051          4,084
    INSURANCE                                              1,200          1,000
    NSAR, REPORTS, MISC                                    1,292             57
    FRANCHISE TAXES                                          455            455
    INVESTMENT ADVISORY FEES (NOTE 2)                     30,442         30,330
                                                    ------------   ------------

          TOTAL EXPENSES                                  61,790         59,434
                                                    ------------   ------------

          NET INVESTMENT INCOME                          558,625        584,093
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
    (NOTE 3)                                               2,094         13,997
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
    BEGINNING OF PERIOD                                  570,120        335,110
    END OF PERIOD                                        635,272        570,120
                                                    ------------   ------------
    INCREASE IN UNREALIZED
     APPRECIATION ON INVESTMENTS                          65,152        235,010
                                                    ------------   ------------

    NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                      $    625,871   $    833,100
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             9.96%          9.24%
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 2002 AND 2001

                                                        2002           2001
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

    NET INVESTMENT INCOME                           $    558,625   $    584,093

    REALIZED GAIN FROM SECURITY
    TRANSACTIONS                                           2,094         13,997

    INCREASE/(DECREASE) IN UNREALIZED
     APPRECIATION ON INVESTMENTS                          65,152        235,010
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                            625,871        833,100

DIVIDENDS PAID TO SHAREHOLDERS ($0.91 PER SHARE
    IN 2002 AND $0.99 IN 2001) *                        (570,988)      (621,184)
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS                     54,883        211,916

NET ASSETS:

    AT BEGINNING OF PERIOD                            12,229,778     12,017,862
                                                    ------------   ------------

    AT END OF PERIOD (INCLUDES UNDISTRIBUTED
    INVESTMENT INCOME OF $330,127 IN 2002
    AND $340,396 IN 2001)                           $ 12,284,661   $ 12,229,778
                                                    ============   ============

See Notes to Financial Statements.

* DIVIDENDS:
     A dividend of $.51 per share was declared November 29, 2000 and was paid January 23, 2001.
     A dividend of $.48 per share was declared May 31, 2001 and was paid July 19, 2001.
     A dividend of $.47 per share was declared November 28, 2001 and was paid January 23, 2002.
     A dividend of $.44 per share was declared May 29, 2002 and was paid July 18, 2002.
     A dividend of $.45 per share was declared November 22, 2002 and is to be paid January 22, 2003.

                                 TEP FUND, INC.
          FOR THE YEARS ENDED NOVEMBER 30, 2002, 2001; 2000, 1999, 1998
                          SUPPLEMENTARY PER SHARE DATA

                                         ------      ------      ------      ------      ------
                                          2002        2001        2000        1999        1998
                                         ------      ------      ------      ------      ------
SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 0.99      $ 1.03      $ 1.06      $ 1.09      $ 1.09

EXPENSES                                 ($0.10)     $ 0.10      $ 0.10      ($0.10)     $ 0.12
                                         ------      ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 0.89      $ 0.93      $ 0.96      $ 0.99      $ 0.97

DIVIDENDS PAID TO SHAREHOLDERS           ($0.91)     ($0.99)     ($1.05)     ($1.01)     ($1.01)

NET REALIZED GAIN FROM
    SECURITY TRANSACTIONS                     0*     $ 0.02      $ 0.03      $ 0.11      $ 0.01

NET INCREASE/(DECREASE) IN UNREALIZED
    APPRECIATION OF INVESTMENTS          $ 0.10      $ 0.38      $ 0.10      ($0.93)     $ 0.12
                                         ------      ------      ------      ------      ------

NET INCREASE/(DECREASE) IN               $ 0.08      $ 0.34      $ 0.04      ($0.84)     $ 0.09
    NET ASSET VALUE

NET ASSET VALUE:
    BEGINNING OF PERIOD                  $19.49      $19.15      $19.11      $19.95      $19.86
                                         ------      ------      ------      ------      ------

    END OF PERIOD                        $19.57      $19.49      $19.15      $19.11      $19.95
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
    AVERAGE NET ASSETS                     0.50%       0.49%       0.49%       0.50%       0.56%
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENT
    INCOME TO AVERAGE NET ASSETS           4.56%       4.82%       5.03%       5.07%       4.88%
                                         ======      ======      ======      ======      ======

ANNUALIZED TOTAL RETURN                    5.12%       6.93%       5.73%       0.82%       5.55%
                                         ======      ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459.

* Gain per share for year was three tenths of one cent.

See Notes to Financial Statements.

                                 TEP FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                           NOVEMBER 30, 2002 AND 2001

NOTE I- SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                           NOVEMBER 30, 2002 AND 2001

NOTE I (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long-term capital gains realized during the years ended November 30, 2002 and 2001 were $2,094 and $13,997 respectively. Such realized long-term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 2002. ($.003 per share) and November 30, 2001 ($.02 per share). (See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $635,272 and $570,120 at November 30, 2002 and 2001, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short-term funds are invested in Citibank's Tax Free Reserve Fund and in short term auction notes. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

NOTE 2- INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the year ended May 31, 2002 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ended May 31, 2003.

                                 TEP FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                           NOVEMBER 30, 2002 AND 2001

NOTE 3- PURCHASE AND SALES OF SECURITIES

     For the years ended November 30, 2002 and 2001, the Fund made purchases of tax-exempt securities at a cost of $1,301,730 and $1,994,088 respectively.

     The Fund had redemptions of tax-exempt securities of $930,100 in 2002 and $1,651,476 in 2001. The amortized cost of these securities was $928,006 and $1,637,479 respectively, resulting in realized gains in 2002 of $2,094 and $13,997 in 2001.

NOTE 4-COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At November 30, 2002 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the two years ended November 30, 2002.

NOTE 5- SUBSEQUENT EVENT

     On November 29, 2002 the Board of Directors declared a $.45 per share dividend, to be paid on January 22, 2003 to shareholders of record on December 20, 2002.

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  3.04%    CALIFORNIA
           ----------
           LOS ANGELES COMMUNITY REDEV AGY           6.450      7/1/2017    $  150,000    $  153,000    $  156,255
           HSG RFOC SER A
           CALLABLE 07/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.000      6/1/2015    $  200,000    $  199,986    $  206,314
           CALLABLE 05/01/2011 @ 100
           RATED A+/A1

                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  350,000    $  352,986    $  362,569

  9.00%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION WATER &        9.625     10/1/2003    $  500,000    $  497,500    $  533,380
           ELECTRIC REV
           NON-CALLABLE
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         6.000      6/1/2021    $  250,000    $  250,000    $  277,293
           PUB ED SER C
           CALLABLE 06/01/2010 @ 101 AND
           06/01/2011 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         5.750      1/1/2012    $  100,000    $   99,900    $  105,321
           PREREFUNDED 01/01/2004 @ 101
           RATED AA+/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         4.875      1/1/2011    $  150,000    $  154,789    $  157,128
           SER A
           CALLABLE 01/01/2006 @ 101 AND
           01/01/2007 @ 100
           RATED AA+/Aa2

                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $1,000,000    $1,002,189    $1,073,122

2.11 %     HAWAII
           ------
           STATE GENERAL OBLIGATION SER CD           5.000      2/1/2003    $  250,000    $  250,000    $  251,453
           NON-CALLABLE
           RATED AA-/Aa3

                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  250,000    $  250,000    $  251,453

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  5.85%    ILLINOIS
           --------
           STATE GENERAL OBLIGATION                  5.750      5/1/2017    $  250,000    $  247,548    $  275,253
           CALLABLE 05/01/2006 @ 102
           MBIA INSURED
           RATED AAA/Aaa

           HEALTH FACILITIES AUTH REV SINAI          5.500     2/15/2009    $   45,000    $   45,000    $   48,432
           HEALTH SYSTEM
           CALLABLE 02/15/2006 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.125      3/1/2011    $  115,000    $  114,550    $  123,689
           CALLABLE 03/01/2009 @ 101
           FGIC INSURED
           RATED AAA/Aaa

           HEALTH FACILITIES AUTH REV                1.700       MONTHLY    $  250,000    $  250,000    $  250,000
           VARIABLE RATE NOTE - MONTHLY AUCTION                  AUCTION
           -FSA INSURED
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL ILLINOIS                                                   $  660,000    $  657,098    $  697,374

  1.41%    INDIANA
           -------
           STATE HOUSING AUTH SINGLE FAMILY          5.150      7/1/2017    $  165,000    $  165,623    $  167,968
           MTGE REV SER D
           CALLABLE 01/01/2009 @ 101
           GNMA BACKED
           RATED NR/Aaa

                                                                            --------------------------------------
           TOTAL INDIANA                                                    $  165,000    $  165,623    $  167,968

  2.52%    IOWA
           ----
           HIGHER ED LN AUTH REV                     5.125     10/1/2019    $  150,000    $  150,363    $  153,137
           CALLABLE 10/01/2008 @ 101
           RATED AAA/Aaa

           FIN AUTHORITY SINGLE FAMILY REV           3.000      7/1/2008    $  150,000    $  150,000    $  147,723
           NON-CALLABLE
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL IOWA                                                       $  300,000    $  300,363    $  300,860

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  4.40%    LOUISIANA
           ---------
           STATE SER A                               6.100     5/1/2011     $  200,000    $  199,000    $  216,214
           PREREFUNDED 05/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE REFDG SER A                         5.250      8/1/2003    $  300,000    $  300,129    $  307,737
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  499,129    $  523,951

  5.43%    MASSACHUSETTS
           -------------
           BOSTON INDUSTRIAL DEVELOPMENT             5.900      2/1/2022    $  250,000    $  252,016    $  266,275
           FINANCE AUTH SER A
           CALLABLE 02/01/2007 @ 102
           FHA INSURED
           RATED AAA/NR

           STATE WTR RES AUTH GEN RFDG SER B         5.250      3/1/2013    $  140,000    $  137,480    $  144,101
           PREREFUNDED 03/01/2003 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           DEUTSCHES ALTENHEIM NURSING HOME          5.050     10/1/2019    $  235,000    $  234,413    $  237,110
           BOSTON MASS REV SER C
           CALLABLE 10/01/2008 @ 102
           FHA INSURED
           RATED AAA/NR

                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $  625,000    $  623,909    $  647,486

  0.88%    MISSOURI
           --------
           STATE WATER POLLUTION SER A               5.100      8/1/2009    $  100,000    $   99,750    $  104,430
           PREREFUNDED 08/01/2003 @ 102
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL MISSOURI                                                   $  100,000    $   99,750    $  104,430

  1.31%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250     7/15/2004    $  150,000    $  150,183    $  156,158
           CALLABLE 07/15/2003 @ 102
           RATED AA+/Aa2

                                                                            --------------------------------------
           TOTAL NEW HAMPSHIRE                                              $  150,000    $  150,183    $  156,158

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  4.42%    NEW JERSEY
           ----------
           STATE RFDG SER D                          6.000     2/15/2010    $   86,000    $   85,699    $   88,498
           PREREFUNDED 02/15/2003 @ 102
           RATED AA/Aa2

           STATE RFDG SER B                          6.000     2/15/2010    $  164,000    $  163,426    $  168,764
           PREREFUNDED 02/15/2003 @ 102
           RATED AA/Aa2

           STATE CERTIFICATE OF PARTICIPATION        5.000     6/15/2014    $  250,000    $  249,375    $  269,313
           SER A
           CALLABLE 06/15/2007 @ 100
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  526,575

 23.90%    NEW YORK
           --------
           STATE MED CARE FAC SER D                  6.600     2/15/2031    $  250,000    $  252,439    $  257,555
           PREREFUNDED 02/15/2003 @ 102
           FHA INSURED
           RATED AAA/Aa2

           STATE MED CARE FAC SER A                  6.600     2/15/2009    $  500,000    $  498,825    $  558,870
           PREREFUNDED 02/15/2005 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE THRUWAY AUTHORITY SVC HWY &         6.000      1/1/2004    $  175,000    $  176,532    $  183,519
           BRDG SER A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE MED CARE FACILITIES                 5.750     8/15/2019    $   70,000    $   70,000    $   79,125
           PREREFUNDED 02/15/2006 @ 100
           FHA INSURED
           RATED AAA/Aa2

           ALBANY, NY                                5.375      9/1/2018    $  100,000    $   99,711    $  105,898
           CALLABLE 09/01/2010 @ 102
           FGIC INSURED
           RATED AAA/Aaa

                        See Notes to Financial Statements

                                 TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           STATE DORM AUTHORITY ST BARNABAS          5.350     8/1/2017     $  260,000    $  260,000    $  272,046
           HOSPITAL
           CALLABLE 08/01/2007 @ 101
           AMBAC INSURED
           RATED AAA/Aaa

           STATE DORM AUTH REVS HIGHLAND HOSP        5.350      8/1/2017    $  300,000    $  300,694    $  312,267
           ROCHESTER
           CALLABLE 02/01/2008 @ 102
           FHA & MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.000     7/15/2014    $  250,000    $  249,250    $  262,208
           CALLABLE 07/15/2008 @ 101
           AMBAC INSURED
           RATED AAA/Aaa

           STATE THRUWAY AUTHORITY HWY AND           5.000      4/1/2015    $  250,000    $  246,875    $  262,108
           BRDG-SER A
           CALLABLE 04/01/2008 @ 101
           FGIC INSURED
           RATED AAA/Aaa

           PORT AUTH NY & NJ CONS 125TH SER          5.000    10/15/2020    $  250,000    $  250,000    $  256,885
           CALLABLE 04/15/2012 @101
           RATED AAA/Aaa

           EAST ROCHESTER HSG AUTH REV               2.750    12/20/2007    $  300,000    $  298,176    $  297,525
           NON-CALLABLE
           RATED AAA/NR

                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $2,705,000    $2,702,502    $2,848,004

  6.25%    OHIO
           ----
           STATE GENERAL OBLIGATION                  6.650      9/1/2009    $  500,000    $  512,909    $  576,360
           INFRASTRUCTURE IMPROVEMENT
           NON-CALLABLE
           SINKING FUND 09/01/2005
           RATED AA+/Aa1

           FRANKLIN COUNTY HEALTH CARE               6.150    12/20/2019    $  150,000    $  150,839    $  168,483
           CALLABLE 12/20/2009 @ 103
           GNMA COLL
           RATED NR/Aaa

                                                                            --------------------------------------
           TOTAL OHIO                                                       $  650,000    $  663,748    $  744,843

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  4.79%    PENNSYLVANIA
           ------------
           STATE GENERAL OBLIGATION SECOND           5.750     10/1/2017    $  100,000    $  100,000    $  109,924
           SER
           CALLABLE 10/01/2009 @ 101
           MBIA INSURED
           RATED AAA/Aaa

           PHILADELPHIA PA AUTH FOR INDL DEV REV     5.300      2/1/2022    $  200,000    $  197,502    $  201,024
           RFDG
           CALLABLE 02/01/2008 @ 102
           SKG FD BEG 02/01/08 AVG LIFE 07/03/16
           FHA INSURED
           RATED NR/Aa2

           STATE TPK COMN                            3.950     7/15/2008    $  250,000    $  249,543    $  259,898
           NON-CALLABLE
           AMBAC INSURED
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  550,000    $  547,045    $  570,846

  2.15%    SOUTH CAROLINA
           --------------
           STATE CAP IMPT SER B                      3.750      8/1/2008    $  250,000    $  251,609    $  256,460
           CALLABLE 08/01/2005 @ 102
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL SOUTH CAROLINA                                             $  250,000    $  251,609    $  256,460

  8.95%    TEXAS
           -----
           STATE PUBLIC FINANCE AUTHORITY SER        6.000     10/1/2005    $  125,000    $  125,000    $  137,973
           1992 A
           NON-CALLABLE
           RATED AA/Aa1

           STATE GENERAL OBLIGATION                  6.000     10/1/2006    $  150,000    $  148,598    $  168,623
           NON-CALLABLE
           RATED AA/Aa1

           EL PASO WATER & SEWER REV                 5.500      3/1/2019    $  250,000    $  249,123    $  261,668
           CALLABLE 03/01/2010 @ 100
           FSA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION WATER            5.250      8/1/2012    $  225,000    $  225,000    $  241,178
           FINANCIAL ASSISTANCE SER C
           CALLABLE 08/01/2008 @ 100
           RATED AA/Aa1

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           CHANNELVIEW INDEPENDENT SCHOOL            5.000     8/15/2008    $  250,000    $  248,750    $  257,783
           DISTRICT
           CALLABLE 08/15/2004 @ 100
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL TEXAS                                                      $1,000,000    $  996,470    $1,067,223

  3.28%    UTAH
           ----
           INTERMOUNTAIN POWER AGENCY POWER          5.000      7/1/2021    $  250,000    $  230,283    $  249,995
           SUPPLY REV SKG FD
           ESCROWED TO MATURITY (US GOVTS)
           RATED A+/A1

           STATE HSG FIN AGY SINGLE FAM MTG SR       4.100      7/1/2007    $  135,000    $  135,000    $  140,364
           ISSUE F-1
           NON-CALLABLE
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL UTAH                                                       $  385,000    $  365,283    $  390,359

  4.02%    WASHINGTON
           ----------
           STATE MOTOR VEHICLE SER B                 5.625      7/1/2020    $  100,000    $  100,080    $  105,448
           CALLABLE 07/01/2010 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION SER B            5.500      5/1/2010    $  150,000    $  150,718    $  166,139
           NON-CALLABLE
           RATED AA+/Aa1

           STATE VAR PURP SER 02 A                   5.000      7/1/2018    $  205,000    $  203,180    $  208,024
           CALLABLE 07/01/2011 @ 100
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  455,000    $  453,978    $  479,610

  4.58%    WISCONSIN
           ---------
           STATE GENERAL OBLIGATION RFDG             6.100      5/1/2005    $  150,000    $  152,382    $  163,757
           NON-CALLABLE
           RATED AA-/Aa3

           STATE GENERAL OBLIGATION SER C            6.000      5/1/2019    $  100,000    $   99,768    $  110,425
           CALLABLE 05/01/2010 @ 100
           RATED AA-/Aa3

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2002

 % OF                                                RATE      MATURITY        FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           STATE GENERAL OBLIGATION SER A            5.000      5/1/2009    $  250,000    $  250,000    $  271,230
           PREREFUNDED 05/01/2006 @ 100
           RATED AA-/Aaa

                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  500,000    $  502,150    $  545,412

  1.70%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTHORITY           6.650      6/1/2013    $  200,000    $  200,000    $  203,086
           INSD SINGLE FAMILY MTG
           CALLABLE 06/01/2004 @ 102
           RATED AA/Aa2

                                                                            --------------------------------------
           TOTAL WYOMING                                                    $  200,000    $  200,000    $  203,086

100.00%    TOTAL INVESTMENTS                                                $11,295,000   $11,282,513   $11,917,785
                                                                           =======================================

                        See Notes to Financial Statements